Annual Total Returns [BarChart] - AB Discovery Value Fund - Class A	Feb. 26, 2021
Bar Chart Table:
Annual Return 2011	(8.40%)
Annual Return 2012	18.06%
Annual Return 2013	37.22%
Annual Return 2014	8.61%
Annual Return 2015	(5.89%)
Annual Return 2016	24.38%
Annual Return 2017	12.71%
Annual Return 2018	(15.22%)
Annual Return 2019	19.74%
Annual Return 2020	3.11%